Financial assets - Summary of financial assets (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of financial assets [line items]
Current financial assets	€ 4,323	€ 1,903	[1]	€ 935
Non-current financial assets	710	607	[1]	€ 412
Total	5,033	2,510
Financial securities | Financial assets at fair value through other comprehensive income
Disclosure of financial assets [line items]
Current financial assets	96	67
Non-current financial assets	62	38
Total	158	105
Financial securities | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Current financial assets	573	629
Non-current financial assets	367	378
Total	940	1,007
Financial securities | Financial assets at amortised cost
Disclosure of financial assets [line items]
Current financial assets	3,171	1,087
Non-current financial assets	52	29
Total	3,223	1,116
Financial receivables
Disclosure of financial assets [line items]
Current financial assets	469	65
Non-current financial assets	158	117
Total	627	182
Collateral deposits
Disclosure of financial assets [line items]
Current financial assets	1	2
Non-current financial assets	50	45
Total	51	47
Financial Derivative Assets
Disclosure of financial assets [line items]
Current financial assets	13	53
Non-current financial assets	21	0
Total	€ 34	€ 53

[1]	Refer to Note 3, Scope of consolidation